CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares
Number of underlying shares represented by one ADS	1	1	1